Loans and asset quality- Information about Past Due Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	$ 147	$ 136
60 to 89 days past due	3	11
Greater than 90 days past due	6	7
Total past due	156	154
Domestic
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	147	136
60 to 89 days past due	3	11
Greater than 90 days past due	6	7
Total past due	156	154
Domestic | Financial institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	0	37
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	37
Domestic | Other residential mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	23	32
60 to 89 days past due	3	6
Greater than 90 days past due	5	6
Total past due	31	44
Domestic | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	79	22
60 to 89 days past due	0	2
Greater than 90 days past due	0	0
Total past due	79	24
Domestic | Wealth management loans and mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	45	45
60 to 89 days past due	0	3
Greater than 90 days past due	1	1
Total past due	46	49
Foreign
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	$ 0	$ 0